NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Nature of Operations

Nature of Operations

Duos Technologies Group, Inc. (the “Company”), through its operating subsidiaries, Duos Technologies, Inc. (“Duos”) and TrueVue360, Inc. (“TrueVue360”) (collectively the “Company”), is a company that specializes in machine vision and artificial intelligence to analyze fast moving objects such as trains, trucks, automobiles, and aircraft. This technology can help improve safety, maintenance, and operating metrics.

The Company is the inventor of the Railcar Inspection Portal (RIP) and is currently the rail industry leader for machine vision/camera wayside detection systems that include the use of Artificial Intelligence at speeds up to 125 mph. The RIP inspects a train at full speed from the top, sides, and bottom looking at FRA/AAR mandated safety inspection points. The system also detects illegal riders that assists law enforcement agencies. Each rail car is scanned with machine vision cameras and other sensors from the top, sides, and bottom and images are produced within seconds of passing that can be used by the customer to help prevent derailments, improve maintenance operations, and assist with security. The Company self-performs all aspects of hardware, software, IT, and Artificial Intelligence development and engineering and holds several patents and maintains significant intellectual property. The Company also has a proprietary portfolio of over 48 Artificial Intelligence “Use Cases” that automatically flag defects. The Company has deployed this system with several Class 1 and passenger customers and anticipates an increased demand in the future from rail operators, car owners, shippers, and law enforcement agencies.

The Company has also developed the Automated Logistics Information System (ALIS) which automates gatehouse operations where trucks enter and exit large logistics and intermodal facilities. This solution also incorporates sensors and data points as necessary for each operation and directly interconnects with backend logistics databases and processes to streamline operations and significantly improve operations and security and, importantly, dramatically improves throughput on each lane on which the technology is deployed. The Company expects to deploy an upgraded Truck Inspection Portal (TIP) which uses the same technology and lessons learned from the ALIS and RIP systems.

The Company’s strategy is to expand our existing customer base in the Class 1, short line, and passenger space in North America; expand our subscription offering to car owners and shippers; and expand operations to meet the demand from international customers. The Company has prepared to respond and scale if necessary to react to increased demand from potential regulations that may be imposed around wayside detection technology. In the future the Company may put more emphasis on the trucking and intermodal sector with an updated Truck Inspection Portal solution. The Company continues to focus on operational and technical excellence, customer satisfaction, and maintaining a highly skilled and performance-based work force.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, Duos Technologies, Inc. and TrueVue360, Inc. All inter-company transactions and balances are eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from these estimates. The most significant estimates in the accompanying consolidated financial statements include the allowance on accounts receivable and notes receivable, valuation of common stock warrants received in exchange for an asset sale, valuation of deferred tax assets, valuation of intangible and other long-lived assets, estimates of net contract revenues and the total estimated costs to determine progress towards contract completion, valuation of inventory, estimates of the valuation of right of use assets and corresponding lease liabilities, valuation of warrants issued with debt and valuation of stock-based awards. We base our estimates on historical experience and on various other assumptions that we believe are reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

Concentrations

Concentrations

Cash Concentrations

Cash is maintained at financial institutions and at times, balances may exceed federally insured limits. We have not experienced any losses related to these balances. As of December 31, 2023, the Company had balances in a financial institution which combined exceeded federally insured limits by approximately $1,948,794. Any loss incurred or a lack of access to such funds could have a significant adverse impact on the Company’s consolidated financial condition, results of operation and cash flows.

Significant Customers and Concentration of Credit Risk

The Company had certain customers whose revenue individually represented 10% or more of the Company’s total revenue, or whose accounts receivable balances individually represented 10% or more of the Company’s total accounts receivable, as follows:

For the year ended December 31, 2023, three customers accounted for 48%, 30%, and 11% of revenues. For the year ended December 31, 2022, four customers accounted for 42%, 18%, 14% and 14% of revenues. In all cases, there are no minimum contract values stated. Each contract covers an agreement to deliver a rail inspection portal which, once accepted, must be paid in full, with 30% or more being due and payable prior to delivery. The balances of the contracts are for service and maintenance which is paid annually in advance with revenues recorded ratably over the contract period.

At December 31, 2023, two customers accounted for 83%, and 11%, of accounts receivable. At December 31, 2022, four customers accounted for 34%, 31%, 19% and 10% of accounts receivable. Much of the credit risk is mitigated since all of the customers listed here are Class 1 railroads with a history of timely payments to us.

Geographic Concentration

Approximately 44% and 41% of revenue in 2023 and 2022, respectively, is generated from customers outside of the United States.

Significant Vendors and Concentration of Credit Risk

In some instances, the Company relies on a limited pool of vendors for key components related to the manufacturing of its subsystems. These vendors are primarily focused on camera, server and lighting technologies integral to the Company’s solution. Where possible, the Company seeks multiple vendors for key components to mitigate vendor concentration risk.

Fair Value of Financial Instruments and Fair Value Measurements

Fair Value of Financial Instruments and Fair Value Measurements

The Company follows Accounting Standards Codification (“ASC”) 820, “Fair Value Measurements and Disclosures” (“ASC 820”), for assets and liabilities measured at fair value on a recurring basis. ASC 820 establishes a common definition for fair value to be applied to existing generally accepted accounting principles that requires the use of fair value measurements, establishes a framework for measuring fair value and expands disclosure about such fair value measurements.

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Additionally, ASC 820 requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

These inputs are prioritized below:

Level 1:	Observable inputs such as quoted market prices in active markets for identical assets or liabilities
Level 2:	Observable market-based inputs or unobservable inputs that are corroborated by market data
Level 3:

Unobservable inputs for which there is little or no market data, which require the use of the reporting entity’s own assumptions that the market participants would use in the valuation of the asset or liability based on the best available information.

The Company analyzes all financial instruments with features of both liabilities and equity under the Financial Accounting Standard Board’s (“FASB”) accounting standard for such instruments. Under this standard, financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

The estimated fair value of certain financial instruments, including accounts receivable, prepaid expenses, accounts payable, accrued expenses and notes payable are carried at historical cost basis, which approximates their fair values because of the short-term nature of these instruments.

Accounts Receivable

Accounts Receivable

On January 1, 2023, the Company adopted ASC 326, "Financial Instruments - Credit Losses". In accordance with ASC 326, an allowance is maintained for estimated forward-looking losses resulting from the possible inability of customers to make required payments (current expected losses). The amount of the allowance is determined principally on the basis of past collection experience and known financial factors regarding specific customers.

Accounts receivable are stated at estimated net realizable value. Accounts receivable are comprised of balances due from customers net of estimated allowances for uncollectible accounts. In determining the collections on the account, historical trends are evaluated, and specific customer issues are reviewed to arrive at appropriate allowances. The Company reviews its accounts to estimate losses resulting from the inability of its customers to make required payments. Any required allowance is based on specific analysis of past due accounts and also considers historical trends of write-offs. Past due status is based on how recently payments have been received from customers.

Inventory

Inventory

Inventory consists primarily of spare parts and consumables and long-lead time components to be used in the production of our technology systems or in connection with maintenance agreements with customers. Any inventory deemed to be obsolete is written off. Inventory is stated at the lower of cost or net realizable value. Inventory cost is primarily determined using the weighted average cost method.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost, less accumulated depreciation. Depreciation is provided by the straight-line method over the estimated economic life of the property and equipment (three to five years). When assets are sold or retired, their costs and accumulated depreciation are eliminated from the accounts and any gain or loss resulting from their disposal is included in the statement of operations. Leasehold improvements are expensed over the shorter of the term of our lease or their useful lives.

Software Development Costs

Software Development Costs

Software development costs incurred prior to establishing technological feasibility are charged to operations and included in research and development costs. The technological feasibility of a software product is established when the Company has completed all planning, designing, coding, and testing activities that are necessary to establish that the product meets its design specifications, including functionality, features, and technical performance requirements. Software development costs incurred after establishing technological feasibility for software sold as a perpetual license, as defined within ASC 985-20 (Software – Costs of Software to be Sold, Leased, or Marketed) are capitalized and amortized on a product-by-product basis when the product is available for general release to customers. Software development costs are evaluated for impairment annually by comparing the net realizable value to the unamortized capitalization costs and writing these costs down to net realizable value.

Patents and Trademarks	Patents and Trademarks Patents and trademarks which are stated at amortized cost, relate to the development of video surveillance security system technology and are being amortized over 17 years.
Long-Lived Assets

Long-Lived Assets

The Company evaluates the recoverability of its property, equipment, and other long-lived assets in accordance with FASB ASC 360-10-35-15 “Impairment or Disposal of Long-Lived Assets”, which requires recognition of impairment of long-lived assets in the event the net book values of such assets exceed the estimated future undiscounted cash flows attributable to such assets or the business to which such intangible assets relate. This guidance requires that long-lived assets and certain identifiable intangibles be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

Product Warranties

Product Warranties

The Company has a 90-day warranty period for materials and labor after final acceptance of a project. If any parts are defective they are replaced under our vendor warranty which is usually 12 to 36 months. Final acceptance terms vary by customer. Some customers have a cure period for any material deviation and if the Company fails or is unable to correct any deviations, a full refund of all payments made by the customer will be arranged by the Company. As of December 31, 2023 and 2022, the warranty costs have been de-minimis, therefore no accrual of warranty liability has been made.

Loan Costs	Loan Costs Loan costs paid to lenders, or third parties are recorded as debt discounts to the related loans and amortized to interest expense over the loan term.
Sales Returns	Sales Returns Our systems are sold as integrated systems and there are no sales returns allowed.
Revenue Recognition

Revenue Recognition

The Company follows Accounting Standards Codification 606, Revenue from Contracts with Customers (“ASC 606”), that affects the timing of when certain types of revenues will be recognized. The basic principles in ASC 606 include the following: a contract with a customer creates distinct contract assets and performance obligations, satisfaction of a performance obligation creates revenue, and a performance obligation is satisfied upon transfer of control to a good or service to a customer.

Revenue is recognized by evaluating our revenue contracts with customers based on the five-step model under ASC 606:

1.	Identify the contract with the customer;

2.	Identify the performance obligations in the contract;

3.	Determine the transaction price;

4.	Allocate the transaction price to separate performance obligations; and

5.	Recognize revenue when (or as) each performance obligation is satisfied.

The Company generates revenue from four sources: (1) Technology Systems; (2) AI Technologies; (3) Technical Support and (4) Consulting services.

Technology Systems

For revenues related to technology systems, the Company recognizes revenue over time using a cost-based input methodology in which significant judgment is required to estimate costs to complete projects. These estimated costs are then used to determine the progress towards contract completion and the corresponding amount of revenue to recognize.

Accordingly, the Company now bases its revenue recognition on ASC 606-10-25-27, where control of a good or service transfers over time if the entity’s performance does not create an asset with an alternative use to the entity and the entity has an enforceable right to payment for performance completed to date including a profit margin or reasonable return on capital. Control is deemed to pass to the customer instantaneously as the goods are manufactured and revenue is recognized accordingly.

In addition, the Company has adopted ASC 606-10-55-21 such that if the cost incurred is not proportionate to the progress in satisfying the performance obligation, we adjust the input method to recognize revenue only to the extent of the cost incurred. Therefore, the Company will recognize revenue at an equal amount to the cost of the goods to satisfy the performance obligation. To accurately reflect revenue recognition based on the input method, the Company has adopted the implementation guidance as set out in ASC-606-10-55-187 through 192.

Under this method, contract revenues are recognized over the performance period of the contract in direct proportion to the costs incurred. Costs include direct material, direct labor, subcontract labor and other allocable indirect costs. All un-allocable indirect costs and corporate general and administrative costs are also charged to the periods as incurred. Any recognized revenues that have not been billed to a customer are recorded as an asset in “contract assets”. Any billings of customers more than recognized revenues are recorded as a liability in “contract liabilities”. However, in the event a loss on a contract is foreseen, the Company will recognize the loss when such loss is determined to be both probable and reasonably estimable.

AI Technologies

The Company has revenue from applications that incorporate artificial intelligence (AI) in the form of predetermined algorithms which provide important operating information to the users of our systems. The revenue generated from these applications of AI consists of a fixed fee related to the design, development, testing and incorporation of new algorithms into the system, which is recognized as revenue at a point in time upon acceptance, as well as an annual application maintenance fee, which is recognized as revenue ratably over the contracted maintenance term.

Technical Support

Technical support services are provided on both an as-needed and extended-term basis and may include providing both parts and labor. Maintenance and technical support provided outside of a maintenance contract are on an “as-requested” basis, and revenue is recognized over time as the services are provided. Revenue for maintenance and technical support provided on an extended-term basis is recognized over time ratably over the term of the contract.

Consulting Services

The Company’s consulting services business generates revenues under contracts with customers from four sources: (1) Professional Services (consulting and auditing); (2) Software licensing with optional hardware sales; (3) Customer service training and (4) Maintenance support.

(1) Revenues for professional services, which are of short-term duration, are recognized when services are completed;

(2) For all periods reflected in this report, software license sales have been one-time sales of a perpetual license to use our software product and the customer also has the option to purchase third-party manufactured handheld devices from us if they purchase our software license. Accordingly, the revenue is recognized upon delivery of the software and delivery of the hardware, as applicable, to the customer;

(3) Training sales are one-time upfront short-term training sessions and are recognized after the service has been performed; and

(4) Maintenance/support is an optional product sold to our software license customers under one-year contracts. Accordingly, maintenance payments received upfront are deferred and recognized over the contract term.

Multiple Performance Obligations and Allocation of Transaction Price

Multiple Performance Obligations and Allocation of Transaction Price

Arrangements with customers may involve multiple performance obligations including project revenue and maintenance services in our Technology Systems business. Maintenance will occur after the project is completed and may be provided on an extended-term basis or on an as-needed basis. In our consulting services business, multiple performance obligations may include any of the above four sources. Training and maintenance on software products may occur after the software product sale while other services may occur before or after the software product sale and may not relate to the software product. Revenue recognition for a multiple performance obligations arrangement is as follows:

Each performance obligation is accounted for separately when each has value to the customer on a standalone basis and there is Company specific objective evidence of the selling price of each deliverable. For revenue arrangements with multiple deliverables, the Company allocates the total customer arrangement to the separate units of accounting based on their relative selling prices as determined by the price of the items when sold separately. Once the selling price is allocated, the revenue for each performance obligation is recognized using the applicable criteria under GAAP as discussed above for performance obligations sold in single performance obligation arrangements. A delivered item or items that do not qualify as a separate unit of accounting within the arrangement are combined with the other applicable undelivered items within the arrangement. The allocation of arrangement consideration and the recognition of revenue is then determined for those combined deliverables as a single unit of accounting. The Company sells its various services and software and hardware products at established prices on a standalone basis which provides Company specific objective evidence of selling price for purposes of performance obligations relative selling price allocation. The Company only sells maintenance services or spare parts based on its established rates after it has completed a system integration project for a customer. The customer is not required to purchase maintenance services. All elements in multiple performance obligations arrangements with Company customers qualify as separate units of account for revenue recognition purposes.

Advertising	Advertising The Company expenses the cost of advertising. During the years ended December 31, 2023 and 2022, there were no advertising costs.
Stock Based Compensation

Stock Based Compensation

The Company accounts for employee and non-employee stock-based compensation in accordance with ASC 718-10, “Share-Based Payment,” which requires the measurement and recognition of compensation expense for all share-based payment awards made to employee and directors including stock options, restricted stock units, and employee stock purchases based on estimated fair values. The stock-based compensation carries a graded vesting feature subject to the condition of time of employment service with awarded stock-based compensation tranches vesting evenly upon the anniversary date of the award.

The Company estimates the fair value of stock options granted using the Black-Scholes option-pricing formula. In accordance with ASC 718-10-35-8, the Company elected to recognize the fair value of the stock award using the graded vesting method as time of employment service is the criteria for vesting. The Company’s determination of fair value using an option-pricing model is affected by the stock price as well as assumptions regarding a number of highly subjective variables.

The Company estimates volatility based upon the historical stock price of the Company and estimates the expected term for stock options using the simplified method for employees and directors and the contractual term for non-employees. The risk-free rate is determined based upon the prevailing rate of United States Treasury securities with similar maturities.

Income Taxes

Income Taxes

The Company accounts for income taxes in accordance with the Financial Accounting Standards Board FASB Accounting Standards Codification (“ASC”) 740, Income Taxes, which requires the recognition of deferred income taxes for differences between the basis of assets and liabilities for financial statement and income tax purposes. The deferred tax assets and liabilities represent the future tax return consequences of those differences, which will either be taxable or deductible when the assets and liabilities are recovered or settled. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company evaluates all significant tax positions as required by ASC 740. As of December 31, 2023, the Company does not believe that it has taken any positions that would require the recording of any additional tax liability, nor does it believe that there are any unrealized tax benefits that would either increase or decrease within the next year.

Any penalties and interest assessed by income taxing authorities are included in operating expenses.

The federal and state income tax returns of the Company are subject to examination by the IRS and state taxing authorities, generally for three years after they were filed. Tax years 2020, 2021 and 2022 remain open for potential audit.

Earnings (Loss) Per Share

Earnings (Loss) Per Share

Basic earnings per share (EPS) are computed by dividing the net loss applicable to common stock by the weighted average number of common shares outstanding. Diluted net loss per common share is computed by dividing the net loss applicable to common stock by the weighted average number of common shares outstanding for the period and, if dilutive, potential common shares outstanding during the period. Potential common shares consist of the incremental common shares issuable upon the exercise or conversion of stock options, stock warrants, convertible debt instruments, convertible preferred stock or other common stock equivalents. Potentially dilutive securities are excluded from the computation if their effect is anti-dilutive.

At December 31, 2023, there were (i) an aggregate of 44,644 outstanding warrants to purchase shares of common stock, (ii) employee stock options to purchase an aggregate of 1,387,775 shares of common stock, (iii) 433,000 common shares issuable upon conversion of Series D Convertible Preferred Stock, (iv) 3,833,334 common shares issuable upon conversion of Series E Convertible Preferred Stock, and (v) 0 common shares issuable upon conversion of Series F Convertible Preferred Stock, all of which were excluded from the computation of diluted net earnings per share because their inclusion would have been anti-dilutive.

At December 31, 2022, there was an aggregate of 147,591 outstanding warrants to purchase shares of common stock aggregate of 926,266 employee stock options to purchase shares of common stock, and 433,000 common shares were issuable upon conversion of Series D Convertible Preferred Stock, all of which were excluded from the computation of diluted net earnings per share because their inclusion would have been anti-dilutive.

Leases

Leases

The Company follows ASC 842 “Leases”. This guidance requires lessees to recognize right-of-use (“ROU”) assets and lease liabilities for most operating leases. In addition, this guidance requires that lessors separate lease and non-lease components in a contract in accordance with the revenue guidance in ASC 606.

The Company made an accounting policy election to not recognize short-term leases with terms of twelve months or less on the balance sheet and instead recognize the lease payments in expense as incurred. The Company has also elected to account for real estate leases that contain both lease and non-lease components as a single lease component.

At the inception of a contract the Company assesses whether the contract is, or contains, a lease. The Company’s assessment is based on: (1) whether the contract involves the use of a distinct identified asset, (2) whether we obtain the right to substantially all the economic benefit from the use of the asset throughout the period, and (3) whether we have the right to direct the use of the asset.

Operating ROU assets represent the right to use the leased asset for the lease term and operating lease liabilities are recognized based on the present value of minimum lease payments over the lease term at commencement date. As most leases do not provide an implicit rate, the Company uses an incremental borrowing rate based on the information available at the lease commencement date to determine the present value of future payments. The lease term includes all periods covered by renewal and termination options where the Company is reasonably certain to exercise the renewal options or not to exercise the termination options. Operating lease expense is recognized on a straight-line basis over the lease term and is included in general and administration expenses in the consolidated statements of operations.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

From time to time, the FASB or other standards setting bodies will issue new accounting pronouncements. Updates to the FASB ASC are communicated through issuance of an Accounting Standards Update (“ASU”).

In August 2020, the FASB issued an accounting pronouncement (ASU 2020-06) related to the measurement and disclosure requirements for convertible instruments and contracts in an entity's own equity. The pronouncement simplifies and adds disclosure requirements for the accounting and measurement of convertible instruments and the settlement assessment for contracts in an entity's own equity. This pronouncement is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2023. The Company early adopted this pronouncement for our fiscal year beginning January 1, 2022, and it did not have a material effect on our audited consolidated financial statements.

In May 2021, the FASB issued an accounting pronouncement (ASU 2021-04) related to modifications or exchanges of freestanding equity-classified written call options (such as warrants) that remain equity classified after modification or exchange. The pronouncement states that an entity should treat the modification as an exchange of the original instrument for a new instrument, and the effect of the modification should be calculated as the difference between the fair value of the modified instrument and the fair value of that instrument immediately before modification. An entity should then recognize the effect of the modification on the basis of the substance of the transaction, in the same manner as if cash had been paid as consideration. This pronouncement is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2021. The pronouncement is applied prospectively to all modifications that occur after the initial date of adoption. We adopted this pronouncement for our fiscal year beginning January 1, 2022, and it did not have a material effect on our audited consolidated financial statements.

In March 2022, the FASB issued ASU No. 2022-02, Financial Instruments-Credit Losses (Topic 326): Troubled Debt Restructurings and Vintage Disclosures. The guidance was issued as improvements to ASU No. 2016-13. The vintage disclosure changes require an entity to disclose current-period gross write-offs by year of origination for financing receivables. The guidance is effective for financial statements issued for fiscal years beginning after December 15, 2022, and interim periods within those fiscal years. The amendments should be applied prospectively. Early adoption of the amendments is permitted, including adoption in an interim period. The amendments will impact our disclosures but will not otherwise impact the consolidated financial statements. During 2023, the Company adopted a policy related to Topic 326 whereby it periodically reviews the collectability and historical write-offs, if any, to evaluate the need for any credit losses or an allowance.

In November 2023, the FASB issued ASU 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. ASU 2023-07 requires companies to disclose significant segment expenses that are regularly provided to the chief operating decision maker. ASU 2023-07 is effective for annual periods beginning on January 1, 2024 and interim periods beginning on January 1, 2025. ASU 2023-07 must be applied retrospectively to all prior periods presented in the financial statements. The Company is evaluating the disclosure impact of ASU 2023-07; however, the standard will not have an impact on the Company’s consolidated financial statements.

In December 2023, the FASB issued ASU No. 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 requires companies to disclose, on an annual basis, specific categories in the effective tax rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. Further, ASU 2023-09 requires companies to disclose additional information about income taxes paid. ASU 2023-09 is effective for annual periods beginning January 1, 2025 and will be applied on a prospective basis with the option to apply the standard retrospectively. The Company is evaluating the disclosure impact of ASU 2023-09; however, the standard will not have an impact on the Company’s consolidated financial statements.

Management does not believe that any other recently issued, but not yet effective accounting pronouncements, if adopted, would have a material effect on the accompanying financial statements.